Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in goodwill [line items]
Summary of Reconciliation of Changes in Goodwill

	As of January 1, 2024	Increase	Decrease	Foreign exchange adjustments	As of December 31, 2024
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Puhui (a)	8,911,445	—	—	—	8,911,445
Pingan Jixin	67,752	—	—	—	67,752
Lu International (Hong Kong) Limited	6,663	—	(6,663)	—	—
PAObank (b)	—	258,592	—	5,502	264,094

	8,985,860	258,592	(6,663)	5,502	9,243,291
Less: Impairment losses (c)	(74,415)	—	6,663	—	(67,752)

	8,911,445	258,592	—	5,502	9,175,539

	As of January 1, 2025	Increase	Decrease	Foreign exchange adjustments	As of December 31, 2025
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Puhui (a)	8,911,445	—	—	—	8,911,445
Pingan Jixin	67,752	—	—	—	67,752
PAObank (b)	264,094	—	—	(6,508)	257,586

	9,243,291	—	—	(6,508)	9,236,783
Less: Impairment losses (c)	(67,752)	—	—	—	(67,752)

	9,175,539	—	—	(6,508)	9,169,031

As of December 31, 2025, the goodwill related to Pingan Jixin was fully impaired. The goodwill related to Lu International (Hong Kong) Limited was written off.

(a)
The Company acquired a 100% equity interest in Gem Alliance Limited (an investment holding company incorporated in the Cayman Islands and principally engaged in retail credit and enablement business in the PRC through its wholly-owned subsidiary, hereinafter “Puhui”) from China Ping An Insurance Overseas (Holdings) Limited (“PAOH”), which was completed in May 2016. Since then, the Company conducted the retail credit and enablement business primarily through Puhui.

(b)
The Company acquired a 100% equity interest in Jin Yi Tong Limited (a company with limited liability incorporated in the British Virgin Islands and indirectly holds 100% of the issued share capital of PAObank through its wholly-owned subsidiary, Jin Yi Rong Limited, which is a company with limited liability incorporated in Hong Kong) from OneConnect Financial Technology Co., Ltd., which was completed in April 2024.

Summary of Key Assumptions Used for Value-in-use Calculations
The trademarks and licenses of the Group are primarily related to trademark rights of Puhui of RMB801 million. As the contractual tenor of its loan products is generally 36 months, the cash flow forecast period of Puhui was eight years based on a financial budget covering a five-year period approved by management. The key assumption used for value-in-use
calculations of trademark rights of Puhui is as follows:

	December 31, 2024	December 31, 2025
Revenue growth rates	-1.1% - 16.1%	-16.4% - 11.0%

Summary of Recoverable Amount of Cash Generating Units Exceeding Carrying Amount
The excess of the recoverable amount of Puhui’s trademark over its carrying amount:

	December 31, 2024	December 31, 2025
	RMB’000	RMB’000
Excess of the recoverable amount of trademark rights of Puhui over its carrying amount	1,201,371	784,408

Goodwill [member]
Disclosure of reconciliation of changes in goodwill [line items]
Summary of Key Assumptions Used for Value-in-use Calculations
The key assumptions used for
value-in-use
calculations of the goodwill of Puhui are as follows:

	December 31, 2024	December 31, 2025
Revenue growth rates	-1.1% -16.1%	-16.4% -11.0%
Loan loss rates	2.9%-9.0%	3.8%-10.5%

Summary of Recoverable Amount of Cash Generating Units Exceeding Carrying Amount
The excess of the recoverable amount of Puhui over its carrying amount:

	December 31, 2024	December 31, 2025
	RMB’000	RMB’000
Excess of the recoverable amount of the CGU (or CGU group) over its carrying amount (“Headroom”)	4,583,304	4,497,688

Summary of Possible Changes of Key Assumptions of Cash Generating Units	the following table sets forth the impact of management judgement of reasonable possible scenarios in each of the key assumptions, with all other variables held constant, on Puhui’s impairment testing at the dates indicated. As shown below, the possible changes of key parameters would not cause the carrying amount of the CGU to exceed its recoverable amount at the dates indicated.

	Unfavorable change			Favorable change
	Change in assumption	Change in Headroom	Headroom	Change in assumption	Change in Headroom	Headroom
		RMB’000	RMB’000		RMB’000	RMB’000
As of December 31, 2024
Revenue growth rates (GAGR)	-230BP	(2,463,604)	2,119,700	+230BP	2,673,028	7,256,332
Loan loss rates	+50BP	(3,906,215)	677,089	-50BP	3,906,215	8,489,519

As of December 31, 2025
Revenue growth rates (GAGR)	-230BP	(1,931,203)	2,566,485	+230BP	2,105,965	6,603,653
Loan loss rates	+50BP	(3,294,609)	1,203,079	-50BP	3,294,609	7,792,297